ACCRUED EXPENSES - (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued interest	$ 4,005	$ 2,837
Accrued royalties	2,359	2,230	1,611
Accrued commissions		2,837	4,050
Stock option awards liability	0	2,076	0
Other	3,131	1,617	1,780
Accrued expenses	$ 9,495	$ 8,760	$ 7,441